Other income/(expenses), net (Tables)	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
Disclosure of other income (expenses)
The other income and expenses, net include the following:

	Six months ended June 30,
in € thousand	2026	2025
Research and development tax credit	550	2,792
Grant income	2,496	1,951
Gain/(loss) on disposal of fixed assets and intangible assets, net	(14)	(230)
Gain/(loss) from revaluation of lease agreements	(1)	—
Taxes, duties, fees, charges, other than income tax	(136)	(215)
Miscellaneous income/(expenses), net	44	258
OTHER INCOME AND EXPENSES, NET	2,939	4,555